Leases - Summary of ROU Assets (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Quantitative Information of Right Of Use Assets Arising From Lease Agreements With the Financial Services business [Abstract]
Quantitative information of right-of-use assets arising from lease agreements with the Financial Services business	¥ 95,938